T. ROWE PRICE Retirement Income 2020 Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
9/30/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 45.0%
T. Rowe Price Funds:
New Income Fund  20,859 4,910 1,816 2,982,585 24,427
Limited Duration Inflation Focused
Bond Fund  15,867 4,537 1,461 4,136,619 19,815
International Bond Fund (USD
Hedged)  7,139 1,864 629 993,713 8,496
U.S. Treasury Long-Term Index
Fund  5,227 778 483 714,727 5,611
Dynamic Global Bond Fund  4,825 1,175 434 721,641 5,542
Emerging Markets Bond Fund  4,862 808 625 562,041 5,323
High Yield Fund  4,561 794 344 849,720 5,107
Dynamic Credit Fund  1,747 471 164 232,799 2,072
Floating Rate Fund  1,671 309 359 175,137 1,625
Total Bond Mutual Funds (Cost $82,127) 78,018
EQUITY MUTUAL FUNDS 52.8%
T. Rowe Price Funds:
Value Fund  10,923 1,397 1,027 268,313 13,346
Growth Stock Fund  10,763 1,314 2,160 112,212 12,111
Hedged Equity Fund  7,548 1,041 789 726,877 9,209
U.S. Large-Cap Core Fund  6,714 1,114 708 198,786 8,721
Equity Index 500 Fund  6,923 1,945 2,085 51,400 7,789
Overseas Stock Fund  5,763 703 597 466,746 6,548
International Value Equity Fund  5,071 858 408 343,215 6,408
Real Assets Fund  4,944 988 396 391,338 6,179
International Stock Fund  4,888 697 372 273,171 5,895
Mid-Cap Growth Fund  2,923 338 344 28,848 3,205
Mid-Cap Value Fund  2,594 306 409 79,328 2,907
Emerging Markets Discovery Stock
Fund  2,172 245 396 154,414 2,366
Emerging Markets Stock Fund  1,749 259 135 54,459 2,000
Small-Cap Value Fund  1,665 189 255 30,643 1,781
Small-Cap Stock Fund  2,015 187 612 26,830 1,729
New Horizons Fund (3) 1,292 154 93 23,624 1,405
Total Equity Mutual Funds (Cost $67,008) 91,599
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  17 2,108 2,110 150 15
Total Other Mutual Funds (Cost $15) 15

T. ROWE PRICE Retirement Income 2020 Fund

$ Value
12/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
9/30/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.96% (4) 3,278 4,875 4,333 3,820,216 3,820
Total Short-Term Investments (Cost $3,820) 3,820
Total Investments in Securities 100.0%
(Cost $152,970) $ 173,452
Other Assets Less Liabilities (0.0)% (70)
Net Assets 100.0% $ 173,382
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $14 and $622, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Income 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 18 $ 106
Dynamic Global Bond Fund  (36) (24) 225
Emerging Markets Bond Fund  (81) 278 245
Emerging Markets Discovery Stock Fund  (21) 345 —
Emerging Markets Stock Fund  (1) 127 —
Equity Index 500 Fund  325 1,006 70
Floating Rate Fund  (7) 4 119
Growth Stock Fund  278 2,194 —
Hedged Equity Fund  17 1,409 —
High Yield Fund  (18) 96 261
International Bond Fund (USD Hedged)  (45) 122 214
International Stock Fund  10 682 —
International Value Equity Fund  2 887 —
Limited Duration Inflation Focused Bond Fund  (106) 872 136
Mid-Cap Growth Fund  13 288 —
Mid-Cap Value Fund  33 416 —
New Horizons Fund  1 52 —
New Income Fund  (151) 474 823
Overseas Stock Fund  32 679 —
Real Assets Fund  8 643 —
Small-Cap Stock Fund  48 139 —
Small-Cap Value Fund  9 182 —
Transition Fund  8 — 1
U.S. Large-Cap Core Fund  8 1,601 —
U.S. Treasury Long-Term Index Fund  (102) 89 155
Value Fund  36 2,053 —
U.S. Treasury Money Fund, 4.96% — — 152
Affiliates not held at period end 181 (141) —
Totals $ 440# $ 14,491 $ 2,507+

T. ROWE PRICE Retirement Income 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $12 of the net realized gain (loss).
+ Investment income comprised $2,507 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Income 2020 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Income 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1083-054Q3 09/24